Long-term debt	12 Months Ended
Mar. 30, 2024
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of C DOR plus 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $ 181 and $ 247 , respectively). Refer to Note 6 for additional information.	$12,319	$12,253
$ 10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $ 2 and $ 8 , respectively)	4,891	6,825
$ 0.4 million term loan from Business Development Bank of Canada, bearing bearing interest at an annual rate of 8.3 % repayable in 72 monthly payments beginning in July 2021 .	231	303
U . S . $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 1 6 (c))	2,033	2,064
Obligations under finance leases, at annual interest rates between 0.9% and 16%, s ecured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2026 (net of deferred financing costs of $42 and nil, respectively)	3,251	176
Eligible borrowing amount of up to $ 4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $86 and $ 56, respectively)	4,214	2,692
	26,939	24,313
Current portion of long-term debt	4,352	2,133

	$22,587	$22,180

(b)
On July 8, 2020, the Company secured a
six-year
term loan with Investissement Québec in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021.
On January 4, 2023, the Company received a loan forgiveness in the amount of $
0.2
 million that is being recognized over the term of the loan.
The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01.

During fiscal 2024, the Company received a tolerance letter from Investissement Québec that allowed the Company, as at March 30, 2024
,
to tolerate a working capital ratio of
0.97
.
As at March 30, 2024, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 0.96. On July 3
, 2024
, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 30, 2024 and therefore the debt has been presented as long-term at year end.

Furthermore, on July
12
, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of 0.90.

( c)
On
March 26, 2020
, the Company secured a
6-year
term loan with
Business Development Bank of Canada (
BDC
), as amended,
for an
amount of $
0.4 million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 30, 2024, the Company has $0.2 million outstanding on the loan ($
0.3
 million as of March 25, 2023). The loan bears interest at a rate of 8.3% per annum and is repayable in 72 monthly payments from
June 26,
 2021, the date of the drawdown
.

( d)
On July 14, 2023, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for store construction and renovation. The maximum borrowing amount under this facility is U.S $3.6 million (Cdn $4.7 million). The capital lease financing bears interest at 16% and is repayable over 24 months. During fiscal 2024, the Company borrowed approximately U.S. $2.4 million (Cdn $3.3 million) against this facility. As of March 30, 2024, the Company has U.S. $1.8 million (Cdn $2.4 million) outstanding under this facility.

On February 1, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the construction of a new store. The maximum borrowing amount under this facility is U.S. $2.5 million (Cdn $3.4 million). During fiscal 2024, the Company has drawn U.S. $0.6 million (Cdn. $0.8 million). Payments will commence upon project completion, which is expected to occur during fiscal 2025. The amounts drawn are interest bearing at approximately 16%
annually
.
On February 1, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance. Inc relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the partial renovation of
a
store. The maximum borrowing amount under this facility is
U.S.
$
0.5
 million
(Cdn $0.7 million)
and the balance as of March 30, 2024 is
nil
.

The payments are interest bearing at approximately
10
%
annually
and commence upon project completion.

( e)
On August 24, 2021, the Company entered into a 10
-
year loan agreement with Investissement Québec for an amount of up to $4.3 million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel
e-commerce
platform and enterprise resource planning system. In order to obtain the financing, the Company has agreed to maintain a certain number of employees in Quebec. As of March 30, 2024, the Company has fully drawn on the loan
($4.3 million outstanding as of March 30,2024 and
$2.7 million outstanding as of March 25, 2023). The loan bears interest at a rate of 1.41% per annum and is repayable in 60 equal payments beginning 60 months after the date of the first draw in
July 2022.
 The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio
(defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities)
of at least 1.01 at the end of the Company’s fiscal year.
During fiscal 2024, the Company received a tolerance letter from Investissement Québec that allowed the Company, as at March 30, 2024, to tolerate a working capital ratio of
0.97
.

As at March 30, 2024, the working capital ratio was 0.96.

On July 3, 2024, the Company obtained a
waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 30, 2024 and therefore the debt has been presented as long-term at year end.
Furthermore, on July
12
, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of
0.90
.

( f )	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2025	$2,630
2026	912
2027	94
2028	—
2029	—

3,636
Less imputed interest	(385)

$3,251

( g )	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:

2025	$4,243
2026	2,785
2027	13,615
2028	724
2029	850
Thereafter	4,722

$26,939

( h )	As of March 30, 2024 and March 25, 2023, the Company had $0.2 million, and $0.4 million , respectively, of outstanding letters of credit .